Accounts receivable	6 Months Ended
Jun. 30, 2026
Accounts Receivable
Accounts receivable

7. Accounts receivable

	Notes	June 30, 2026	December 31, 2025
Receivables from contracts with customers
Third parties
Iron Ore Solutions		1,354	1,276
Vale Base Metals		1,167	944
Other		12	16
Related parties	29(b)	136	115
Accounts receivable		2,669	2,351
Expected credit loss		(55)	(54)
Accounts receivable, net		2,614	2,297

Provisionally priced commodities sales - The Company is mainly exposed to iron ore and copper price risk. The determination of the final sales price for these commodities is based on the pricing period outlined in the sales contracts, typically occurring after the revenue recognition date. Consequently, the Company initially recognizes revenue using a provisional invoice. Subsequently, the receivables associated with provisionally priced products are measured at fair value through profit or loss (note 16) and any fluctuations in the value of these receivables are presented as net operating revenue in the income statement. In the period ended June 30, 2026, the net operating revenue arising from fair value adjustments to provisionally priced contracts totaled US$91.

The sensitivity of the Company’s risk related to the final settlement of provisionally priced accounts receivable is detailed below:

	June 30, 2026
	Thousand metric tons	Provisional price (US$/ton)	Variation	Effect on revenue (US$ million)
Iron ore	20,630	99	+-10%	+- 204
Copper	86	13,301	+-10%	+- 115